Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Apr. 02, 2020	Apr. 23, 2020	Jun. 30, 2020	Jan. 28, 2020	Dec. 31, 2019
Equity (Textual)
Warrant description			All the Pre-Funded Warrants were exercised into 6,777,500 ADSs in exchange for an aggregate exercise amount of approximately $7 thousand. Also, 2,320,000 Warrants were exercised into 2,320,000 ADSs in exchange for an aggregate exercise amount of approximately $2.8 million.
Public offering [Member]
Equity (Textual)
Direct offering	$ 720
Exercise price	$ 1.60
Number of shares offering	450,000
Underwritten public offering, description		The Company completed an additional underwritten public offering of approximately $8.4 million, before deducting underwriting discounts, commissions and other offering expenses. The offering consisted of ((i) 858,600 units (the "Units") of ADS and warrants to purchase one ADS per warrant (the "Warrants"), with each Unit consisting of one ADS and one Warrant, and (ii) 6,777,500 pre-funded units (the "Pre-Funded Units"), with each Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (a "Pre-Funded Warrant") and one Warrant.
Warrant description		Each Unit was sold at a price of $1.10 per unit, and each Pre-Funded Unit was sold at a price of $1.099 per unit, including an exercise price of $0.001 per full ADS. The Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The Warrants have a per ADS exercise price of $1.20 per full ADS, are exercisable immediately, and will expire five years from the date of issuance.
Additional warrants		1,145,415
Ordinary shares [Member]
Equity (Textual)
Additional ordinary shares				1,250,000,000
Number of shares, authorized			1,500,000,000		250,000,000